Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.23%
California–93.20%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$ 7,630	$ 7,633,328
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	90	90,495
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	535	538,800
Adelanto Public Utility Authority (Utility System); Series 2014 A, RB	5.00%	07/01/2024	800	800,552
Alameda (County of), CA Joint Powers Authority (Multiple Capital); Series 2013 A, RB	5.25%	12/01/2025	1,000	1,011,081
Alameda (County of), CA Redevelopment Successor Agency (Eden Area Redevelopment); Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,009
Association of Bay Area Governments (California Redevelopment Agency Pool); Series 1994 A, RB (INS - AGM)(a)	6.00%	12/15/2024	70	70,956
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	740	750,532
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB(b)(c)	5.00%	09/01/2023	655	657,550
Bell (City of), CA Community Redevelopment Agency; Series 2003, Ref. RB (INS - AGC)(a)	5.63%	10/01/2033	25	25,086
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	65	65,030
California (State of);
Series 1994, GO Bonds	6.00%	03/01/2024	45	45,324
Series 1994, GO Bonds (INS - NATL)(a)	6.00%	08/01/2024	45	45,213
Series 1995, GO Bonds (INS - AMBAC)(a)	5.90%	03/01/2025	25	25,179
Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	65	65,615
Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	10	10,095
Series 1996, Ref. GO Bonds	5.63%	09/01/2024	5	5,032
Series 1997, GO Bonds (INS - NATL)(a)	5.00%	10/01/2023	5	5,007
Series 1997, GO Bonds	5.00%	10/01/2023	5	5,007
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2023	120	120,986
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	10	10,073
Series 1997, GO Bonds	5.13%	10/01/2027	20	20,042
Series 2000, GO Bonds	5.63%	05/01/2026	30	30,075
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,011
Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,010
Series 2013, GO Bonds	5.00%	11/01/2043	1,700	1,709,147
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	815	841,367
Series 2023, Ref. GO Bonds	5.00%	10/01/2042	5,000	5,408,821
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(c)	5.25%	10/01/2031	5,000	5,229,830
California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	430	433,147
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	625,962
California (State of) County Tobacco Securitization Agency;
Series 2007 A, RB	5.00%	06/01/2036	4,375	4,240,844
Series 2007 B, RB	5.10%	06/01/2028	50	49,848
Series 2014, Ref. RB	4.00%	06/01/2029	485	485,505
Series 2020 B-1, Ref. RB	4.00%	06/01/2049	110	109,293
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	150	152,477
Series 2002, RB	6.00%	06/01/2042	4,735	4,813,282
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	2,175	2,176,543
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	5,435	5,467,363
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	750	754,086
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	145	145,004
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2030	710	751,874

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Educational Facilities Authority (Santa Clara University); Series 2015, Ref. RB	5.00%	04/01/2039	$ 6,035	$ 6,199,701
California (State of) Educational Facilities Authority (Southwestern University); Series 2003, Ref. RB	5.00%	11/01/2023	30	30,008
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	1,837,722
California (State of) Health Facilities Financing Authority (City of Hope);
Series 2012 A, RB	5.00%	11/15/2032	4,275	4,275,425
Series 2012 A, RB	5.00%	11/15/2035	12,280	12,279,209
Series 2012 A, RB	5.00%	11/15/2039	4,905	4,904,644
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2040	2,500	2,424,027
California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	1,803,510
Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,090,102
California (State of) Health Facilities Financing Authority (Gateways Hospital and Mental Health Center);
Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.30%	12/01/2023	15	15,010
Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.45%	12/01/2024	10	10,008
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2014 A, RB	5.00%	10/01/2029	500	512,625
Series 2014 A, RB	5.00%	10/01/2038	3,420	3,468,616
California (State of) Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center, Inc.); Series 1998 A, RB (INS - NATL)(a)	5.25%	06/01/2023	5	5,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB(b)(c)	5.00%	07/01/2023	500	500,575
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2017 A, Ref. RB	4.00%	11/15/2040	3,000	2,961,232
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	1,940,546
Series 2017 A, Ref. RB	5.00%	11/15/2033	3,000	3,230,751
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,605,144
Series 2017 A, Ref. RB	5.00%	11/15/2037	4,490	4,757,068
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	4,716	4,682,401
California (State of) Infrastructure & Economic Development Bank; Series 2020, RB(c)(d)(e)	3.65%	01/31/2024	2,000	1,993,077
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group); Series 2015 A, Ref. RB	5.00%	11/01/2041	11,100	11,167,497
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,594,341
Series 2016 A, Ref. RB	5.00%	05/01/2028	775	824,129
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	969,575
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	789,558
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	972,351
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,226,973
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,009,067
California (State of) Municipal Finance Authority (Biola University);
Series 2013, RB(b)(c)	5.00%	10/01/2023	465	467,289
Series 2013, RB(b)(c)	5.00%	10/01/2023	335	336,649
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	6,385	6,851,910
Series 2018, RB	5.00%	05/15/2037	2,500	2,586,661
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,279,596
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,146,252
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,349,326
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	2,012,565
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2040	3,080	3,236,726

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	$ 3,000	$ 3,120,278
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	3,545,726
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	3,654,524
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,089,007
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,566,287
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,255,018
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	40	40,040
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(e)	5.00%	12/31/2033	8,385	8,774,088
Series 2018 A, RB(e)	5.00%	12/31/2034	6,500	6,767,386
Series 2018, RB(e)	5.00%	12/31/2035	2,700	2,795,278
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	445,189
Series 2015, RB	5.00%	11/01/2035	1,100	1,106,976
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,025,375
Series 2017 A, RB	5.25%	11/01/2029	750	773,712
California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities);
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2033	1,580	1,676,493
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2035	1,715	1,812,541
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(e)	4.00%	07/15/2029	1,100	1,072,059
California (State of) Pollution Control Financing Authority;
Series 2012, RB(d)(e)	5.00%	07/01/2030	5,000	5,032,253
Series 2012, RB(d)(e)	5.00%	11/21/2045	10,000	9,946,393
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 11/09/2018-02/12/2019; Cost $4,096,042)(d)(e)(f)(g)	7.50%	07/01/2032	4,000	200,000
Series 2020, RB(d)(e)(f)	7.50%	07/01/2032	630	81,900
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(d)	5.00%	07/01/2039	1,500	1,538,083
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(e)	5.50%	12/01/2026	1,030	1,054,757
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(d)	4.25%	07/01/2030	1,415	1,279,104
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(d)	6.25%	07/01/2054	9,900	10,488,654
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(d)	2.13%	11/15/2027	1,000	960,539
Series 2021, RB(d)	3.13%	05/15/2029	1,000	935,845
Series 2021, RB(d)	5.00%	11/15/2036	500	486,624
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(d)	5.00%	07/01/2036	600	573,869
California (State of) Public Works Board (Coalinga State Hospital); Series 2013 E, RB(b)(c)	5.00%	06/01/2023	700	700,000
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2025	15	15,050
Series 2004 B, RB	5.13%	06/01/2029	45	45,057
Series 2005 E, RB (INS - BHAC)(a)	5.00%	10/01/2024	50	50,078
Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,004
Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	50	50,160
California (State of) Public Works Board (Green Bonds); Series 2021, RB	4.00%	11/01/2041	2,115	2,113,776
California (State of) Public Works Board (Various Capital); Series 2013 I, RB	5.00%	11/01/2029	100	100,612
California (State of) Public Works Board (Various Judicial Council); Series 2013 A, RB(b)(c)	5.00%	06/01/2023	875	875,000
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(d)	5.50%	07/01/2027	755	752,241
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(d)	5.00%	07/01/2032	1,705	1,670,836
California (State of) Statewide Communities Development Authority;
Series 2020 B, RB	4.00%	09/02/2023	105	104,827
Series 2020 B, RB	4.00%	09/02/2024	110	109,176
Series 2020 B, RB	4.00%	09/02/2025	115	113,813
Series 2020 B, RB	4.00%	09/02/2026	115	113,771
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,000	987,315

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	$ 175	$ 181,036
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(e)	5.20%	06/01/2036	775	775,844
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2034	3,000	3,046,413
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(d)	5.00%	07/01/2029	900	900,608
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,592,840
Series 2021 C-1, RB	2.25%	09/02/2026	1,575	1,396,046
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,555,320
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2002 A, RB	6.00%	05/01/2037	2,720	2,767,362
California State University;
Series 2015 A, Ref. RB	5.00%	11/01/2043	1,700	1,763,665
Series 2019 A, RB	4.00%	11/01/2041	3,480	3,473,489
Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails); Series 2020, RB	4.00%	09/01/2037	415	392,903
Carlsbad (City of), CA Housing & Redevelopment Commission; Series 1993, RB (INS - NATL)(a)	5.30%	09/01/2023	5	5,015
Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment);
Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2034	1,000	1,019,326
Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2035	200	204,226
Cerritos (City of), CA Public Financing Authority; Series 2002 A, RB (INS - AMBAC)(a)	4.55%	11/01/2024	5	5,003
Cerritos Community College District; Series 2014 A, GO Bonds	4.00%	08/01/2044	5,850	5,771,489
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	1,230	1,288,352
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2029	1,280	1,341,788
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2030	900	942,779
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2031	950	994,301
Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,020
Compton (City of), CA; Series 1998, Ref. RB (INS - NATL)(a)	5.38%	09/01/2023	60	60,034
Cotati-Rohnert Park Unified School District (Election of 2016); Series 2018 C, GO Bonds (INS - AGM)(a)	5.00%	08/01/2042	1,735	1,809,080
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2013-1); Series 2019, RB	5.00%	09/01/2044	2,645	2,699,521
Downey (City of), CA Community Development Commission; Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	40	40,091
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	1,280	1,287,108
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	620,774
Series 2012, Ref. RB	5.00%	09/01/2027	790	790,986
El Monte Union High School District; Series 2019 A, GO Bonds	4.00%	06/01/2037	1,440	1,456,833
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	301,283
Series 2017, RB	5.00%	09/01/2029	175	184,506
Fresno (City of), CA; Series 2013 B, Ref. RB(b)(e)	5.00%	07/01/2023	690	690,793
Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2030	675	731,486
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2031	1,000	1,082,070
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2032	500	540,801
Glendale (City of), CA; Series 2013, RB	5.00%	02/01/2039	4,000	4,005,653
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(b)	5.00%	06/01/2027	1,850	2,009,307
Grossmont Healthcare District; Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	7,000	6,898,466
Hawthorne (City of), CA Community Redevelopment Agency Successor Agency (Community Facilities District No. 1999-1); Series 2010, Ref. RB	6.13%	10/01/2025	2,040	2,055,201

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	$ 225	$ 223,939
Series 2021, Ref. RB	4.00%	09/01/2028	255	255,048
Series 2021, Ref. RB	4.00%	09/01/2032	335	332,786
Series 2021, Ref. RB	4.00%	09/01/2035	400	390,582
Series 2021, Ref. RB	4.00%	09/01/2036	200	192,555
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2031	1,675	1,726,457
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	20	20,131
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,056,231
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,116,430
Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,204,669
Huntington Beach (City of), CA Redevelopment Agency; Series 1999, Ref. RB (INS - AGM)(a)	5.00%	08/01/2024	5	5,009
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	2,735	2,738,413
Imperial Irrigation District;
Series 2016 B-2, Ref. RB	5.00%	11/01/2041	5,455	5,712,661
Series 2017, Ref. RB	4.00%	11/01/2037	6,070	6,114,608
Inland Empire Tobacco Securitization Corp.; Series 2019, Ref. RB	3.68%	06/01/2038	6,450	6,042,435
Inland Valley Development Agency; Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2044	5,000	5,038,894
Irvine (City of), CA (Reassessment District No. 13-1); Series 2013, RB	5.00%	09/02/2025	710	713,037
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2039	2,000	2,015,819
Series 2014, RB	5.00%	09/01/2044	500	502,693
Jurupa (City of), CA Public Financing Authority; Series 2014 A, Ref. RB	5.00%	09/01/2042	1,000	1,010,771
Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	100	99,431
Series 2021 A, RB	4.00%	09/01/2033	100	98,951
Series 2021 A, RB	4.00%	09/01/2034	165	162,471
Series 2021 A, RB	4.00%	09/01/2036	180	172,600
Series 2021 A, RB	4.00%	09/01/2038	385	357,893
Series 2021 A, RB	4.00%	09/01/2039	135	124,105
Series 2021 A, RB	4.00%	09/01/2040	140	127,042
La Mesa (City of), CA (Assessment District No. 98-1); Series 1998, RB	5.75%	09/02/2023	10	10,038
Long Beach (City of), CA;
Series 2015 D, RB	5.00%	05/15/2042	7,500	7,713,371
Series 2015, RB	5.00%	05/15/2027	850	868,573
Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	25	25,048
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.25%	11/15/2023	1,435	1,439,851
Series 2007 A, RB	5.50%	11/15/2037	100	107,952
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,053
Los Angeles (City of), CA Department of Airports;
Series 2015 C, Ref. RB	5.00%	05/15/2038	4,240	4,376,041
Series 2018 B, Ref. RB(e)	5.00%	05/15/2034	1,000	1,064,477
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2015 A, RB(e)	5.00%	05/15/2040	5,000	5,045,722
Series 2017 A, RB(e)	5.00%	05/15/2042	16,350	16,749,999
Series 2018 A, RB(e)	5.25%	05/15/2038	3,565	3,765,122
Series 2018 D, Ref. RB(e)	5.00%	05/15/2030	9,000	9,703,130
Los Angeles (City of), CA Department of Water & Power; Series 2017 A, RB	5.00%	07/01/2042	5,000	5,267,513
Los Angeles (County of), CA Metropolitan Transportation Authority; Series 2013 B, RB(b)(c)	4.38%	07/01/2023	500	500,348
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds); Series 2020 A, RB	4.00%	06/01/2035	1,000	1,052,326
Los Angeles (County of), CA Public Works Financing Authority; Series 2015 A, RB	5.00%	12/01/2044	3,810	3,885,336

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (Port of), CA;
Series 2014 A, Ref. RB(e)	5.00%	08/01/2030	$ 2,000	$ 2,041,386
Series 2014 A, Ref. RB(e)	5.00%	08/01/2031	1,250	1,275,597
Series 2014 A, Ref. RB(e)	5.00%	08/01/2032	1,745	1,780,029
Series 2014 A, Ref. RB(e)	5.00%	08/01/2033	1,895	1,932,226
Series 2014 A, Ref. RB(e)	5.00%	08/01/2034	2,470	2,517,138
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	455	468,515
Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGM)(a)	5.00%	09/01/2027	1,285	1,289,810
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	357,940
Series 2018 B, RB	5.00%	09/01/2033	250	263,247
Modesto (City of), CA (Golf Course); Series 1993 B, COP (INS - NATL)(a)	5.00%	11/01/2023	65	64,693
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2036	310	314,133
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2037	495	498,330
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2038	555	558,044
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2039	470	472,128
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2040	600	600,757
Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2035	1,000	1,022,584
Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,013
Mt. San Jacinto Community College District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2043	5,000	4,958,558
Napa Valley Unified School District; Series 2016 C, Ref. GO Bonds	5.00%	08/01/2041	300	314,099
Natomas Unified School District;
Series 2014, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/01/2026	760	761,755
Series 2020 A, GO Bonds (INS - AGM)(a)	4.00%	08/01/2045	4,000	3,912,716
Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	5,000	5,020,908
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,025	994,091
Oakland Unified School District (County of Alameda); Series 2016, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/01/2030	5,000	5,333,597
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	685	687,197
Series 2013 A, Ref. RB	5.00%	09/01/2027	745	747,478
Series 2013 A, Ref. RB	5.00%	09/01/2028	805	807,722
Oxnard (City of), CA Financing Authority; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2029	2,000	2,030,938
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	3.00%	09/01/2023	270	268,535
Series 2021 A, Ref. RB	3.00%	09/01/2024	280	273,148
Series 2021 A, Ref. RB	4.00%	09/01/2025	290	288,106
Palm Springs Unified School District;
Series 2014, Ref. GO Bonds	4.00%	08/01/2033	1,155	1,159,779
Series 2014, Ref. GO Bonds	4.00%	08/01/2035	1,095	1,098,509
Palo Alto (City of), CA; Series 1999 A, Ref. RB (INS - AMBAC)(a)	5.25%	06/01/2024	5	5,073
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,683,469
Series 2016, Ref. RB	5.00%	11/01/2036	1,845	1,880,668
Series 2016, Ref. RB	5.00%	11/01/2039	6,320	6,383,644
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,142,915
Perris (City of), CA Joint Powers Authority; Series 2014, Ref. RB	5.00%	09/01/2038	1,050	1,051,895
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2027	185	190,320
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2028	205	210,895
Perris Union High School District; Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2040	2,000	2,002,175
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1);
Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,803,332
Series 2013, Ref. RB	5.25%	09/01/2033	200	200,727
Rancho Mirage (City of), CA (Reassessment District No. R22-85); Series 2002, Ref. RB	5.75%	09/02/2026	20	20,095
Rancho Mirage (City of), CA (Reassessment District No. R25-90); Series 1998, Ref. RB	5.50%	09/02/2024	5	5,014

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	$ 10	$ 10,050
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	690,707
Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	5,385	5,636,607
Riverside (City of), CA (Community Facilities District No. 2006-1); Series 2013, RB	5.25%	09/01/2043	500	500,893
Riverside (City of), CA (Riverwalk Auto Center Assessment District);
Series 2012, Ref. RB	5.00%	09/02/2023	315	315,662
Series 2012, Ref. RB	5.00%	09/02/2024	335	335,839
Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	200	201,449
Riverside (City of), CA Public Financing Authority;
Series 2012 A, Ref. RB	5.00%	11/01/2027	1,640	1,650,987
Series 2012 A, Ref. RB	5.00%	11/01/2028	1,155	1,162,690
Riverside (County of), CA Community Facilities District No. 04-2 (Lake Hills Crest); Series 2012, Ref. RB	5.00%	09/01/2028	450	451,623
Riverside (County of), CA Community Facilities District No. 05-8 (Scott Road); Series 2013, RB	5.00%	09/01/2042	3,000	3,001,027
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2034	500	491,015
Series 2020, RB	4.00%	09/01/2037	500	470,864
Series 2020, RB	4.00%	09/01/2040	350	317,989
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2035	295	283,686
Series 2021, RB	4.00%	09/01/2036	305	289,761
Series 2021, RB	4.00%	09/01/2037	320	298,303
Series 2021, RB	4.00%	09/01/2038	330	303,509
Series 2021, RB	4.00%	09/01/2039	345	319,008
Series 2021, RB	4.00%	09/01/2040	190	173,669
Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2025	365	365,880
Series 2013, RB	5.00%	09/01/2026	440	441,203
Series 2013, RB	5.00%	09/01/2027	405	406,176
Series 2013, RB	5.00%	09/01/2028	500	501,380
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	232,728
Series 2020, RB	4.00%	09/01/2035	275	268,525
Series 2020, RB	4.00%	09/01/2037	320	302,961
Roseville (City of), CA Natural Gas Financing Authority;
Series 2007, RB	5.00%	02/15/2024	265	265,741
Series 2007, RB	5.00%	02/15/2025	100	100,709
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom);
Series 2019, RB	4.00%	06/01/2034	1,265	1,293,519
Series 2019, RB	4.00%	06/01/2037	1,760	1,760,606
Sacramento (City of), CA Area Flood Control Agency; Series 2014, RB (INS - BAM)(a)	5.00%	10/01/2039	1,900	1,917,962
Sacramento (City of), CA Financing Authority (Westlake and Regency Park);
Series 2013 A, Ref. RB	5.00%	09/01/2024	1,840	1,841,319
Series 2013 A, Ref. RB	5.00%	09/01/2025	850	850,515
Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2026	785	785,492
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	455,276
Sacramento (City of), CA Municipal Utility District; Series 2015, Ref. RB	5.00%	07/01/2030	1,235	1,289,984
Sacramento (County of), CA;
Series 1991 A, RB(b)(e)	7.25%	10/01/2023	255	257,906
Series 2018 C, Ref. RB(e)	5.00%	07/01/2037	6,000	6,242,648
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2023	430	430,496
Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(e)	5.25%	06/01/2027	195	191,358
Sacramento (County of), CA Public Financing Authority; Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	15	15,026
Salinas (City of), CA Redevelopment Agency; Series 1996 A, RB (INS - AGM)(a)	5.50%	11/01/2023	45	45,069
San Bernardino (City of), CA Joint Powers Financing Authority;
Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	130	130,232
Series 2005 A, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	180	181,223
Series 2005 B, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	70	70,476

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Bernardino (City of), CA Redevelopment Agency Successor Agency; Series 1995, RB(e)	7.88%	07/01/2025	$ 5	$ 5,047
San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	285	296,560
San Bernardino County Transportation Authority; Series 2014 A, RB	5.25%	03/01/2040	9,045	9,168,647
San Carlos School District (Election of 2012); Series 2013, GO Bonds	5.00%	10/01/2028	120	120,618
San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	100	99,498
Series 2021, Ref. RB	4.00%	09/01/2027	100	99,735
Series 2021, Ref. RB	4.00%	09/01/2028	100	100,019
Series 2021, Ref. RB	4.00%	09/01/2029	100	99,953
Series 2021, Ref. RB	4.00%	09/01/2030	100	99,183
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2023	175	175,302
Series 2013, Ref. RB	5.00%	09/02/2024	185	185,394
Series 2013, Ref. RB	5.00%	09/02/2025	190	190,473
Series 2013, Ref. RB	5.13%	09/02/2026	205	205,661
Series 2013, Ref. RB	5.13%	09/02/2027	215	215,752
Series 2013, Ref. RB	5.25%	09/02/2028	225	225,908
Series 2013, Ref. RB	5.38%	09/02/2029	240	241,077
Series 2013, Ref. RB	5.38%	09/02/2030	250	250,981
Series 2013, Ref. RB	5.50%	09/02/2031	260	261,106
Series 2013, Ref. RB	5.50%	09/02/2032	280	281,174
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	545	546,571
Series 2013, Ref. RB	5.00%	09/01/2027	610	612,090
Series 2013, Ref. RB	5.00%	09/01/2028	640	642,260
Series 2013, Ref. RB	5.00%	09/01/2030	720	722,245
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2015 A, RB	5.00%	10/15/2033	1,250	1,304,347
Series 2015 A, RB	5.00%	10/15/2034	1,000	1,044,978
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 2003 B, RB	5.25%	09/01/2026	75	75,110
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB(e)	5.00%	07/01/2037	1,000	1,032,742
Series 2020, Ref. RB	5.00%	07/01/2040	2,000	2,173,018
San Diego (County of), CA Water Authority; Series 1998 A, COP (INS - NATL)(a)	4.75%	05/01/2028	95	95,145
San Francisco (City & County of), CA;
Series 2015 A, COP	5.00%	04/01/2029	700	700,874
Series 2015 R-1, Ref. COP	4.00%	09/01/2032	2,105	2,110,815
Series 2015 R-1, Ref. COP	4.00%	09/01/2035	4,090	4,097,620
Series 2015 R1, Ref. GO Bonds	4.00%	06/15/2030	100	100,070
San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	15	15,558
San Francisco (City & County of), CA (Moscone Convention Center Expansion); Series 2017 B, COP	4.00%	04/01/2042	2,250	2,226,560
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2014 A, RB(e)	5.00%	05/01/2040	575	576,072
Series 2014 A, RB(e)	5.00%	05/01/2044	10,000	10,008,835
Series 2016 B, RB(e)	5.00%	05/01/2041	10,000	10,198,054
Series 2018 D, RB(e)	5.00%	05/01/2043	8,000	8,231,007
Series 2019 A, RB(e)	5.00%	05/01/2037	8,000	8,428,678
Series 2019 A, RB(e)	5.00%	05/01/2044	1,000	1,035,377
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(d)	5.00%	09/01/2027	360	368,860
Series 2022 A, RB(d)	5.00%	09/01/2032	400	421,906
Series 2022 B, RB(d)	5.00%	09/01/2032	480	501,065
San Francisco (City & County of), CA Public Utilities Commission;
Series 2021 B, RB	4.00%	11/01/2043	1,355	1,355,959
Series 2021 B, RB	4.00%	11/01/2044	1,465	1,458,759

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2023	$ 500	$ 500,432
Series 2013 A, Ref. RB	5.00%	08/01/2033	500	504,119
Series 2013 C, RB(h)	0.00%	08/01/2036	1,245	591,045
San Francisco Bay Area Rapid Transit District; Series 2019 A, RB	4.00%	07/01/2039	2,075	2,092,365
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	959,269
San Jose (City of), CA;
Series 2017 A, Ref. RB(e)	5.00%	03/01/2035	500	520,834
Series 2017 A, Ref. RB(e)	5.00%	03/01/2036	1,000	1,037,210
Series 2017 A, Ref. RB(e)	5.00%	03/01/2037	1,250	1,291,115
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(e)	6.10%	01/01/2031	25	25,001
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	1,810	1,812,311
San Luis Obispo (County of), CA (Paso Robles Courthouse); Series 2007, COP (INS - AGM)(a)	4.25%	10/15/2026	10	10,010
Santa Clara (County of), CA Financing Authority; Series 2018 A, RB	4.00%	04/01/2043	3,670	3,672,992
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(e)	5.85%	08/01/2031	1,515	1,518,806
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	1,430	1,430,582
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2023	635	635,375
Series 2012, Ref. RB	5.00%	11/15/2024	325	325,258
Series 2012, Ref. RB	5.00%	11/15/2025	925	925,852
Series 2012, Ref. RB	5.00%	11/15/2027	785	785,812
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,171,292
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB(b)(c)	5.63%	09/01/2023	120	120,649
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	15	13,834
Saugus Union School District (Community Facilities District No .2020-1);
Series 2013, Ref. RB	5.00%	09/01/2025	710	712,011
Series 2013, Ref. RB	5.00%	09/01/2026	770	772,488
Series 2013, Ref. RB	5.00%	09/01/2027	830	832,905
Series 2013, Ref. RB	5.00%	09/01/2028	895	898,294
Saugus Union School District Financing Authority;
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2038	650	653,357
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2041	260	259,468
Selma (City of), CA Redevelopment Agency; Series 2010 A, RB	5.75%	09/01/2024	735	735,740
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,054
Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGM)(a)	5.63%	08/01/2029	1,020	1,023,433
South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,183,580
South San Francisco (City of) CA Public Facilities Financing Authority; Series 2021 A, RB	4.00%	06/01/2040	3,305	3,328,808
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2014, Ref. RB (INS - AGM)(a)	4.00%	10/01/2034	500	502,271
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,250,081
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,127,663
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	1,917,197
Series 2019, Ref. RB	5.00%	06/01/2048	8,110	8,242,816
Stockton Unified School District;
Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	07/01/2025	1,620	1,621,689
Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	07/01/2026	1,115	1,116,153
Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	300	301,447
Series 2013, RB	5.00%	10/01/2026	415	416,933
Series 2013, RB	5.00%	10/01/2027	700	703,167
Series 2013, RB	5.00%	10/01/2028	1,465	1,471,435
Series 2013, RB	5.00%	10/01/2029	1,490	1,495,953
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1);
Series 2012 A, Ref. RB	5.00%	09/01/2032	1,500	1,502,772
Series 2012 B, RB	5.00%	09/01/2032	1,500	1,502,772

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2026	$ 220	$ 218,566
Series 2021, Ref. RB	4.00%	09/01/2028	260	259,440
Series 2021, Ref. RB	4.00%	09/01/2030	300	296,993
Series 2021, Ref. RB	4.00%	09/01/2032	100	98,055
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	20	20,123
Series 2002, RB	6.25%	09/01/2032	25	25,052
Transbay Joint Powers Authority (Green Bonds); Series 2020 B, RB	2.40%	10/01/2049	865	828,309
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	28,853
Tustin (City of), CA Community Facilities District (Tustin Legacy/John Laing Homes);
Series 2013, Ref. RB	5.00%	09/01/2024	420	421,394
Series 2013, Ref. RB	5.00%	09/01/2025	445	446,615
Series 2013, Ref. RB	5.00%	09/01/2026	470	471,835
Series 2013, Ref. RB	5.00%	09/01/2027	490	492,033
Series 2013, Ref. RB	5.00%	09/01/2028	515	517,242
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	4,155	4,272,095
University of California; Series 2014, RB	5.00%	05/15/2044	4,000	4,046,150
Vacaville (City of), CA Redevelopment Agency Successor Agency; Series 2000 A, Ref. RB	6.00%	11/01/2024	65	65,335
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	25	25,100
Series 2003 A, RB	6.13%	09/01/2034	30	30,153
Victor Elementary School District; Series 2015 B, GO Bonds	5.00%	08/01/2042	2,925	2,970,558
Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGM)(a)	5.13%	12/01/2031	20	20,043
Wasco (City of), CA Public Financing Authority; Series 1994, RB	7.50%	09/15/2023	5	5,011
Western Riverside (County of), CA Water & Wastewater Financing Authority; Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,343,624
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	14,505	14,519,611
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2013, Ref. RB	5.00%	09/01/2025	835	837,365
				654,015,984

Puerto Rico–5.62%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,755	3,755,157
Series 2002, RB	5.63%	05/15/2043	335	336,901
Corp. Para El Financiamiento Publico de Puerto Rico;
Series 2011, RB	6.00%	08/01/2024	600	15,750
Series 2011, RB	6.00%	08/01/2025	1,400	36,750
Series 2011, RB	6.00%	08/01/2026	3,300	86,625
Series 2011, RB	5.50%	08/01/2031	1,750	45,938
PR Custodial Trust; Series 2003 A, RB	0.00%	03/15/2049	144	5,240
PRHTA Custodial Trust;
Series 2022 G, RB	5.00%	12/06/2049	23	8,471
Series 2022 L, RB	5.25%	12/06/2049	329	111,718
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	56	53,227
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	215	126,242
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	7,433	7,440,679
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	8,856	9,048,476
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	184	192,837
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	181	192,329
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	176	189,991
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	347	319,238
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	150	134,455
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	129	112,112
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	175	146,700
Subseries 2022, RN(h)	0.00%	11/01/2043	787	384,584

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB (INS - AGC)(a)	6.13%	07/01/2024	$ 20	$20,158

Series 2021 B, RB(d)	5.00%	07/01/2025	4,060	4,115,842

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	470	470,115

Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2023	3,690	3,689,357

Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2024	520	520,135

Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2024	100	100,026

Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	25	25,011

Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2024	455	458,064

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(e)	6.63%	06/01/2026	2,130	2,163,243

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	4,057	4,067,141

Series 2018 A-1, RB	4.55%	07/01/2040	4	3,817

Series 2018 A-1, RB(h)	0.00%	07/01/2046	5	1,351

Series 2018 A-1, RB(h)	0.00%	07/01/2051	5	996

Series 2018 A-1, RB	4.75%	07/01/2053	4	3,709

Series 2018 A-1, RB	5.00%	07/01/2058	5	4,790

Series 2019 A-2, RB	4.54%	07/01/2053	46	41,173

Series 2019 A-2, RB	4.78%	07/01/2058	620	571,091

University of Puerto Rico;
Series 2006 P, Ref. RB (INS - NATL)(a)	5.00%	06/01/2024	100	100,115

Series 2006 P, Ref. RB	5.00%	06/01/2024	315	313,108

				39,412,662

Guam–0.16%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,099,372

Northern Mariana Islands–0.15%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(d)	5.00%	06/01/2030	1,150	1,043,014

Virgin Islands–0.10%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2023	300	303,252

Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2024	90	90,990

Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2025	170	171,893

Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2026	125	126,407

				692,542

Total Municipal Obligations (Cost $711,757,374)				696,263,574

U.S. Dollar Denominated Bonds & Notes–0.43%
California–0.43%
CalPlant I LLC;
Series 21A(d)(i)	9.50%	05/31/2023	240	240,000

Series 21B(d)(i)	9.50%	08/31/2023	905	905,000

Series 22A(d)(i)	9.50%	08/31/2023	500	500,000

Series 22B(d)(i)	9.50%	08/31/2023	45	45,000

Series 22C(d)(i)	9.50%	08/31/2023	325	325,000

Series 22X(d)	9.50%	08/31/2023	490	490,000

Series 23A(d)(i)	9.50%	08/31/2023	175	175,000

Series 23B(d)(i)	9.50%	08/31/2023	155	155,000

Series 23D(d)	9.50%	07/31/2023	215	215,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $3,050,000)				3,050,000

TOTAL INVESTMENTS IN SECURITIES(j)–99.66% (Cost $714,807,374)				699,313,574

BORROWINGS–(2.01)%				(14,100,000)

OTHER ASSETS LESS LIABILITIES–2.35%				16,470,262

NET ASSETS–100.00%				$701,683,836

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $46,340,713, which represented 6.60% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.
(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $281,900, which represented less than 1% of the Fund’s Net Assets.

(g)	Restricted security. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Build America Mutual Assurance Co.	6.09%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$696,263,574	$–	$696,263,574

U.S. Dollar Denominated Bonds & Notes	–	705,000	2,345,000	3,050,000

Investments Matured	–	–	245,000	245,000

Total Investments in Securities	–	696,968,574	2,590,000	699,558,574

Other Investments - Assets

Investments Matured	–	50,000	–	50,000

Total Investments	$–	$697,018,574	$2,590,000	$699,608,574

Invesco Limited Term California Municipal Fund